Intangible Assets (Details) (Predecessor, USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Intangible assets subject to amortization
Cost			$ 26,734	$ 25,274
Accumulated Amortization	(16,899)		(14,257)	(9,516)
Estimated future amortization expense for amortizable intangible assets for the next five years
2013			3,515
2014			2,478
2015			1,645
2016			1,238
2017			1,110
Thereafter			2,491
Total			12,477
Amortization of intangibles	2,642	3,552	4,741	2,885
Unamortized trade name | OAC Merger
Intangible assets subject to amortization
Carrying value of unamortized intangible assets			38,800
Database/IT system
Intangible assets subject to amortization
Cost			4,609	4,609
Accumulated Amortization			(3,206)	(2,754)
Estimated future amortization expense for amortizable intangible assets for the next five years
Amortization of intangibles			452	373
Customer relationships
Intangible assets subject to amortization
Cost			18,844	18,844
Accumulated Amortization			(10,147)	(6,476)
Estimated future amortization expense for amortizable intangible assets for the next five years
Amortization of intangibles			3,671	2,226
Domain names
Intangible assets subject to amortization
Cost			1,460
Accumulated Amortization			(10)
Estimated future amortization expense for amortizable intangible assets for the next five years
Amortization of intangibles			10
Non-compete agreements
Intangible assets subject to amortization
Cost			1,821	1,821
Accumulated Amortization			(894)	(286)
Estimated future amortization expense for amortizable intangible assets for the next five years
Amortization of intangibles			$ 608	$ 286